Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.36%	18.96%	16.78%
SIT LARGE CAP GROWTH FUND INC
Prospectus [Line Items]
Average Annual Return, Percent		26.23%	16.87%	14.61%
SIT LARGE CAP GROWTH FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.10%	15.76%	21.45%
SIT LARGE CAP GROWTH FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.38%	13.45%	11.31%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.